SHARE CAPITAL - Summary of share capital (Details) - Class B Shares	12 Months Ended
Mar. 31, 2024 shares
Reconciliation of number of shares outstanding [abstract]
Balance (in shares)	530,542.1
Converted into Common Shares (in shares)	(494,457.4)
Balance (in shares)	36,084.7